SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Reconciliation of Financial Measures of Segments to Consolidated Totals
The following is a reconciliation of financial measures of the Company’s segments to the consolidated totals:

	Year ended December 31, 2023			Period from July 28 to December 31, 2022
	Successor			Successor
(In thousands)	Obagi Skincare	Milk Makeup	Total	Obagi Skincare	Milk Makeup	Total

Net revenue	$117,651	$100,487	$218,138	$61,090	$31,283	$92,373
Cost of goods sold	41,069	35,492	76,561	44,973	15,684	60,657
Gross profit	$76,582	$64,995	$141,577	$16,117	$15,599	$31,716

Reconciliation of Segment Gross Profit to Net Income (Loss) Before Income Taxes
The following table reconciles segment gross profit to net income (loss) before income taxes for the year ended December 31, 2023 (Successor Period):

	Year ended December 31, 2023	Period from July 28 to December 31, 2022
(In thousands)	Successor

Gross profit	$141,577	$31,716
Selling, general and administrative	220,313	88,926
Research and development	3,195	1,796
Loss on impairment of goodwill	—	68,715
Interest expense, net	18,906	6,230
Change in fair value of derivative warrant liabilities	10,337	(6,793)
Other expenses (income), net	1,769	(798)
Loss before income taxes	$(112,943)	$(126,360)
Income tax (benefit) expense	(6,975)	(5,803)
Net loss	$(105,968)	$(120,557)